Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Cash and Cash Equivalents

	12.31.2022	12.31.2021
Cash and banks	846.1	998.3

	846.1	998.3

Cash equivalents
Bank deposit certificate (i)	129.7	75.2
Fixed deposits (ii)	841.1	765.1

	970.8	840.3

	1,816.9	1,838.6

(-) Reclassification - Assets held for sale	—	(20.3)

	1,816.9	1,818.3

(i)	Applications in Bank Deposit Certificates (CDBs), issued by financial institutions in Brazil, available for redemption in up to 90 days at time of purchase without impact on contracted remuneration.
(ii)	Fixed term deposits in U.S. dollars with original maturities of 90 days or less at time of purchase. In an event of early redemption there is a minimum or no impact on contracted remuneration.